Fair Value Measurements and Hierarchy (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of carrying amounts of financial instruments

The following table presents the carrying amounts of the Company’s financial instruments at March 31, 2022 and December 31, 2021:

	March 31,	December 31,
(in thousands)	2022	2021
Financial assets:
Cash and restricted cash	$95,534	$115,174
Accounts receivable	24,513	20,007
Other receivables	1,279	1,237
Financial liabilities:
Accounts payable	$12,596	$15,559
Derivative warrant liabilities	3,654	2,193
Earnout liabilities	20,578	60,018

The following table presents the carrying amounts of the Company’s financial instruments at December 31, 2021 and 2020:

(in thousands)	December 31, 2021	December 31, 2020
Financial assets:
Cash and restricted cash	$115,174	$5,998
Accounts receivable	20,007	17,146
Other receivables	1,237	113
Financial liabilities:
Accounts payable	$15,559	$12,643
Derivative warrant liabilities	2,193	—
Earnout liabilities	60,018	—

Summary of changes in fair value of level 3 warrant liabilities

The following table presents information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis at March 31, 2022:

	Derivative
	Warrant	Earnout
(in thousands)	Liability	Liability
Balance at December 31, 2021	$2,193	$60,018
Change in fair value included in other expense	1,461	(39,440)
Balance at March 31, 2022	$3,654	$20,578

The following table presents information about the Company’s Level 3 liabilities that are measured at fair value on a recurring basis at December 31, 2021:

(in thousands)	Derivative Warrant Liability	Earnout Liability
Balance at December 31, 2020	$—	$—
Private placement warrant liability acquired as part of the Business Combination	5,879	—
Earnout liability acquired as part of the Business Combination	—	84,909
Decrease in fair value included in other expense	(3,686)	(24,891)
Balance at December 31, 2021	$2,193	$60,018

Schedule of assumptions used in the valuation of derivative liabilities	A summary of the inputs used in valuing the derivative warrant and earnout liabilities is as follows:

	March 31, 2022			December 31, 2021
	Derivative		Second	Derivative		Second
	Warrant	First Tranche	Tranche	Warrant	First Tranche	Tranche
	Liability	Earnout	Earnout	Liability	Earnout	Earnout
Unit price	$7.13	$7.13	$7.13	$9.75	$9.75	$9.75
Term (in years)	4.62	1.27	1.75	4.87	1.87	2.87
Volatility	36.10%	35.00%	35.00%	12.80%	35.00%	35.00%
Risk-free rate	2.41%	2.38%	2.38%	1.24%	0.94%	0.94%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cost of equity	—	13.20%	13.20%	—	11.14%	11.14%
A summary of the inputs used in valuing the derivative warrant and earnout liabilities is as follows:

	December 31, 2021			November 12, 2021 (Initial Measurement)
	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout	Derivative Warrant Liability	First Tranche Earnout	Second Tranche Earnout
Unit price	$9.75	$9.75	$9.75	$10.98	$10.98	$10.98
Term (in years)	4.87	1.87	2.87	5.00	2.00	3.00
Volatility	12.80%	35.00%	35.00%	19.00%	35.00%	35.00%
Risk-free rate	1.24%	0.94%	0.94%	1.24%	0.85%	0.85%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cost of equity	—	11.14%	11.14%	—	10.80%	10.80%